CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 7,428	$ 21,793	$ 27,811	$ 25,784
Accounts receivable	97,364	89,581
Other current assets	4,309	3,573
Due from affiliate	0	0
Total current assets	109,101	114,947
Property, plant and equipment, net	1,853,671	1,812,783
Intangible assets, net	421,452	461,310
Goodwill	16,211	16,211	265,062
Investment in equity method investees	707,415	751,168
Other noncurrent assets	7,329	8,253
Investment in subsidiaries	0	0
Total assets	3,115,179	3,164,672	3,242,462
Liabilities and Partners' Capital
Trade accounts payable	16,251	40,808
Accrued expenses	11,389	6,776
Due to affiliate	258	1,149
Deferred revenue	0	677	2,377
Ad valorem taxes payable	10,588	10,271
Accrued interest	17,483	17,483
Accrued environmental remediation	4,301	7,900
Other current liabilities	11,471	6,521
Total current liabilities	71,741	91,585
Long-term debt	1,240,301	1,267,270
Deferred Purchase Price Obligation	563,281	0
Deferred revenue	57,465	45,486	55,239
Noncurrent accrued environmental remediation	5,152	5,764
Other noncurrent liabilities	7,566	7,268
Total liabilities	1,945,506	1,417,373
Total partners' capital	1,169,673	1,747,299
Total liabilities and partners' capital	3,115,179	3,164,672
Consolidating adjustments
Assets
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Other current assets	0	0
Due from affiliate	(422,904)	(362,262)
Total current assets	(422,904)	(362,262)
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	0	0
Investment in subsidiaries	(5,480,150)	(5,660,582)
Total assets	(5,903,054)	(6,022,844)
Liabilities and Partners' Capital
Trade accounts payable	0	0
Accrued expenses	0	0
Due to affiliate	(422,904)	(362,262)
Deferred revenue		0
Ad valorem taxes payable	0	0
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	0	0
Total current liabilities	(422,904)	(362,262)
Long-term debt	0	0
Deferred Purchase Price Obligation	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	(422,904)	(362,262)
Total partners' capital	(5,480,150)	(5,660,582)
Total liabilities and partners' capital	(5,903,054)	(6,022,844)
Summit Midstream Partners, LP | Reportable Legal Entities
Assets
Cash and cash equivalents	698	73	7,531	6,291
Accounts receivable	53	0
Other current assets	1,526	540
Due from affiliate	14,896	3,168
Total current assets	17,173	3,781
Property, plant and equipment, net	2,266	1,178
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	1,993	3,480
Investment in subsidiaries	2,132,757	2,438,395
Total assets	2,154,189	2,446,834
Liabilities and Partners' Capital
Trade accounts payable	978	482
Accrued expenses	2,399	1,478
Due to affiliate	408,266	360,243
Deferred revenue		0
Ad valorem taxes payable	16	9
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	6,718	3,080
Total current liabilities	418,377	365,292
Long-term debt	0	332,500
Deferred Purchase Price Obligation	563,281
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	2,858	1,743
Total liabilities	984,516	699,535
Total partners' capital	1,169,673	1,747,299
Total liabilities and partners' capital	2,154,189	2,446,834
Co-Issuers | Reportable Legal Entities
Assets
Cash and cash equivalents	51	12,407	11,621	125
Accounts receivable	0	0
Other current assets	0	0
Due from affiliate	38,013	151,443
Total current assets	38,064	163,850
Property, plant and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in equity method investees	0	0
Other noncurrent assets	5,198	4,611
Investment in subsidiaries	3,347,393	3,222,187
Total assets	3,390,655	3,390,648
Liabilities and Partners' Capital
Trade accounts payable	0	0
Accrued expenses	114	0
Due to affiliate	0	0
Deferred revenue		0
Ad valorem taxes payable	0	0
Accrued interest	17,483	17,483
Accrued environmental remediation	0	0
Other current liabilities	0	0
Total current liabilities	17,597	17,483
Long-term debt	1,240,301	934,770
Deferred Purchase Price Obligation	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	0	0
Total liabilities	1,257,898	952,253
Total partners' capital	2,132,757	2,438,395
Total liabilities and partners' capital	3,390,655	3,390,648
Guarantor Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	5,647	6,930	7,353	13,942
Accounts receivable	89,584	84,021
Other current assets	2,328	2,672
Due from affiliate	369,995	207,651
Total current assets	467,554	301,274
Property, plant and equipment, net	1,440,180	1,462,623
Intangible assets, net	396,930	438,093
Goodwill	16,211	16,211
Investment in equity method investees	0	0
Other noncurrent assets	138	162
Investment in subsidiaries	0	0
Total assets	2,321,013	2,218,363
Liabilities and Partners' Capital
Trade accounts payable	9,901	18,489
Accrued expenses	6,069	4,832
Due to affiliate	0	0
Deferred revenue		677
Ad valorem taxes payable	9,717	9,881
Accrued interest	0	0
Accrued environmental remediation	0	0
Other current liabilities	3,798	2,573
Total current liabilities	29,485	36,452
Long-term debt	0	0
Deferred Purchase Price Obligation	0
Deferred revenue	57,465	45,486
Noncurrent accrued environmental remediation	0	0
Other noncurrent liabilities	4,602	5,503
Total liabilities	91,552	87,441
Total partners' capital	2,229,461	2,130,922
Total liabilities and partners' capital	2,321,013	2,218,363
Non-Guarantor Subsidiaries | Reportable Legal Entities
Assets
Cash and cash equivalents	1,032	2,383	$ 1,306	$ 5,426
Accounts receivable	7,727	5,560
Other current assets	455	361
Due from affiliate	0	0
Total current assets	9,214	8,304
Property, plant and equipment, net	411,225	348,982
Intangible assets, net	24,522	23,217
Goodwill	0	0
Investment in equity method investees	707,415	751,168
Other noncurrent assets	0	0
Investment in subsidiaries	0	0
Total assets	1,152,376	1,131,671
Liabilities and Partners' Capital
Trade accounts payable	5,372	21,837
Accrued expenses	2,807	466
Due to affiliate	14,896	3,168
Deferred revenue		0
Ad valorem taxes payable	855	381
Accrued interest	0	0
Accrued environmental remediation	4,301	7,900
Other current liabilities	955	868
Total current liabilities	29,186	34,620
Long-term debt	0	0
Deferred Purchase Price Obligation	0
Deferred revenue	0	0
Noncurrent accrued environmental remediation	5,152	5,764
Other noncurrent liabilities	106	22
Total liabilities	34,444	40,406
Total partners' capital	1,117,932	1,091,265
Total liabilities and partners' capital	$ 1,152,376	$ 1,131,671